Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs") - Summary of Assets and Liablities (Detail)
$ in Thousands, $ in Thousands
	Jan. 01, 2018 USD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Investments accounted for using the equity method			$ 304,224	$ 9,312,308		$ 48,753,751	$ 49,824,690
FVTPL			$ 258,035	$ 7,898,458		$ 5,223,067
IAS 39 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Investments accounted for using the equity method	$ 1,592,739				$ 48,753,751
Financial assets	1,763,372				53,976,818
IAS 39 [member] | Mandatorily at fair value through profit or loss [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
FVTPL	170,633				5,223,067
Total fair value through profit or loss	170,633				5,223,067
Reclassifications [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	72,270				2,212,165
Reclassifications [member] | Mandatorily at fair value through profit or loss [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Add: Reclassification from available-for-sale (IAS 39) - required reclassification	9,919	$ 303,616
Total fair value through profit or loss	9,919				303,616
Reclassifications [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt instruments
Add: Reclassification from other financial assets	32,669	1,000,000
Equity instruments
Add: Reclassification from available-for-sale (IAS 39)	29,682	908,549
Total equity and debt instruments measured at fair value through other comprehensive income	62,351	1,908,549
Remeasurements [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Investments accounted for using the equity method	(85)				(2,586)
Financial assets	2,529				77,414
Remeasurements [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt instruments
Add: Reclassification from other financial assets	2,614	80,000
Equity instruments
Total equity and debt instruments measured at fair value through other comprehensive income	2,614	80,000
IFRS9 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Investments accounted for using the equity method	1,592,655				48,751,165
Financial assets	1,838,170				56,266,397
IFRS9 [member] | Mandatorily at fair value through profit or loss [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total fair value through profit or loss	180,551				5,526,683
IFRS9 [member] | Financial assets at fair value through other comprehensive income, category [member]
Equity instruments
Total equity and debt instruments measured at fair value through other comprehensive income	64,964	1,988,549
Cash and cash equivalents [member] | IAS 39 [member] | Loans and receivables [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	1,505,327				46,078,066
Cash and cash equivalents [member] | IFRS9 [member] | Amortized cost [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	1,505,327				46,078,066
Derivatives [member] | IAS 39 [member] | Held for trading [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	3,981				121,863
Derivatives [member] | IFRS9 [member] | Mandatorily at fair value through profit or loss [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	3,981				121,863
Equity instruments1 [member] | IAS 39 [member] | Held for trading [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	144,094				4,410,732
Equity instruments1 [member] | IAS 39 [member] | Available-for-sale [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	9,141				279,791
Equity instruments1 [member] | IFRS9 [member] | Mandatorily at fair value through profit or loss [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	144,094				4,410,732
Equity instruments2 [member] | IAS 39 [member] | Available-for-sale [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	29,681				908,549
Equity instruments2 [member] | IFRS9 [member] | Mandatorily at fair value through profit or loss [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	9,141				279,791
Equity instruments2 [member] | IFRS9 [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	29,681				908,549
Open-end mutual funds [member] | IAS 39 [member] | Held for trading [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	19,274				589,976
Open-end mutual funds [member] | IAS 39 [member] | Available-for-sale [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	778				23,825
Open-end mutual funds [member] | IFRS9 [member] | Mandatorily at fair value through profit or loss [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	19,274				589,976
Debt instruments [member] | IAS 39 [member] | Mandatorily at fair value through profit or loss [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	3,283				100,496
Debt instruments [member] | IAS 39 [member] | Other financial assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	32,669				1,000,000
Debt instruments [member] | IFRS9 [member] | Mandatorily at fair value through profit or loss [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	3,283				100,496
Debt instruments [member] | IFRS9 [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	35,283				1,080,000
Time deposits with original maturity of over three months, pledged time deposits and guarantee deposit [member] | IAS 39 [member] | Loans and receivables [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	13,248				405,520
Time deposits with original maturity of over three months, pledged time deposits and guarantee deposit [member] | IFRS9 [member] | Amortized cost [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	13,248				405,520
Trade receivables and other receivables [member] | IAS 39 [member] | Loans and receivables [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	1,837,722				56,252,661
Trade receivables and other receivables [member] | IFRS9 [member] | Amortized cost [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	1,837,722				56,252,661
Open-end mutual funds [member] | IFRS9 [member] | Mandatorily at fair value through profit or loss [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	778				23,825
Retained earnings [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Investments accounted for using the equity method	(5,344)				(163,579)
Financial assets	11,907				364,467
Retained earnings [member] | Mandatorily at fair value through profit or loss [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Add: Reclassification from available-for-sale (IAS 39) - required reclassification	3,615	110,648
Total fair value through profit or loss	3,615				110,648
Retained earnings [member] | Financial assets at fair value through other comprehensive income, category [member]
Equity instruments
Add: Reclassification from available-for-sale (IAS 39)	13,636	417,398
Total equity and debt instruments measured at fair value through other comprehensive income	13,636	417,398
Other equity securities [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Investments accounted for using the equity method	5,259				160,993
Financial assets	(9,378)				(287,053)
Other equity securities [member] | Mandatorily at fair value through profit or loss [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Add: Reclassification from available-for-sale (IAS 39) - required reclassification	(3,615)	(110,648)
Total fair value through profit or loss	(3,615)				$ (110,648)
Other equity securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt instruments
Add: Reclassification from other financial assets	2,614	80,000
Equity instruments
Add: Reclassification from available-for-sale (IAS 39)	(13,636)	(417,398)
Total equity and debt instruments measured at fair value through other comprehensive income	$ (11,022)	$ (337,398)